Summary of Significant Accounting Policies - Schedule of Condensed Consolidating Cash Flows Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) operating activities	$ 1,976,158	$ (2,374,680)	$ (6,398,883)
Net cash provided by/(used in) investing activities	(4,928,957)	(4,085,197)	(167,957)
Net cash provided by/(used in) financing activities	3,042,898	6,945,370	6,839,577
Net increase (decrease) in cash and cash equivalents	(12,885)	439,545	$ 161,534
Parent to WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities
WFOE to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) operating activities
Net cash provided by/(used in) investing activities
Net cash provided by/(used in) financing activities
Parent to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities
Net cash provided by/(used in) financing activities
Parent to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities
Net cash provided by/(used in) financing activities
WFOE to parent [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities
WFOE to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities
Subsidiaries to WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities
VIE to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities
Parent [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) operating activities	306,872	(258,984)
Net cash provided by/(used in) financing activities		5,939,133
Net increase (decrease) in cash and cash equivalents	88,720	(51,698)
Parent [Member] | Parent to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	1,277,791	(258,842)
Parent [Member] | Parent to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities		(1,500,000)
Net cash provided by/(used in) financing activities	(7,500)	(27,500)
Parent [Member] | WFOE to parent [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	(1,488,001)	(3,945,505)
Subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) operating activities	(9,917)	(29,428)
Net increase (decrease) in cash and cash equivalents	(109)	(2,691)
Subsidiaries [Member] | Parent to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	7,500	1,527,500
Subsidiaries [Member] | WFOE to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	2,308	1,830
Subsidiaries [Member] | Subsidiaries to WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities		(1,499,554)
WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) operating activities	553,947	(186,960)
Net cash provided by/(used in) investing activities		(3,847,448)
Net cash provided by/(used in) financing activities	37,194	(102,795)
Net increase (decrease) in cash and cash equivalents	(9,331)	6,848
WFOE [Member] | Parent to WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities	(1,737,759)
WFOE [Member] | WFOE to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities	(306,710)	(1,255,657)
WFOE [Member] | Parent to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities		3,875,709
WFOE [Member] | WFOE to parent [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	1,445,813
WFOE [Member] | WFOE to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	(2,279)
WFOE [Member] | Subsidiaries to WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities		1,524,032
VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) operating activities	1,125,256	(1,899,308)
Net cash provided by/(used in) investing activities	(4,928,957)	(237,749)
Net cash provided by/(used in) financing activities	3,005,704	1,109,032
Net increase (decrease) in cash and cash equivalents	(92,164)	487,086
VIE [Member] | WFOE to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	306,710	1,255,657
VIE [Member] | Parent to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities	(2,787,347)
Net cash provided by/(used in) financing activities	3,161,195	259,782
Elimination [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net increase (decrease) in cash and cash equivalents
Elimination [Member] | Parent to WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities	1,737,759
Elimination [Member] | WFOE to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities	306,710	1,255,657
Net cash provided by/(used in) financing activities	(306,710)	(1,255,657)
Elimination [Member] | Parent to VIE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities	2,787,347
Net cash provided by/(used in) financing activities	(4,438,986)	(3,876,649)
Elimination [Member] | Parent to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities		1,500,000
Net cash provided by/(used in) financing activities		(1,500,000)
Elimination [Member] | WFOE to parent [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	42,188	3,945,505
Elimination [Member] | WFOE to subsidiaries [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) financing activities	$ (29)	(1,830)
Elimination [Member] | Subsidiaries to WFOE [Member]
Schedule of Condensed Consolidating Cash Flows Information [Line Items]
Net cash provided by/(used in) investing activities		$ (24,478)